SCHEDULE II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company Only
PartnerRe Ltd.
Condensed Balance Sheets—Parent Company Only
(Expressed in thousands of U.S. dollars, except parenthetical share and per share data)

	December 31, 2018	December 31, 2017
Assets
Fixed maturities, at fair value (amortized cost: 2018, $109,824; 2017, $52,406)	$109,951	$51,748
Cash and cash equivalents	1,081	26,681
Investments in subsidiaries	8,831,161	8,991,358
Intercompany loans and balances receivable	657,156	1,135,749
Other	4,588	4,246
Total assets	$9,603,937	$10,209,782

Liabilities
Intercompany loans and balances payable (1)	$3,061,210	$3,435,693
Accounts payable, accrued expenses and other	26,213	28,977
Total liabilities	3,087,423	3,464,670

Shareholders’ Equity
Common shares (par value $0.00000001; issued: 100,000,000 shares)	—	—
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)	28,169	28,169
Additional paid-in capital	2,396,530	2,396,530
Accumulated other comprehensive loss	(138,634)	(90,281)
Retained earnings	4,230,449	4,410,694
Total shareholders’ equity	6,516,514	6,745,112
Total liabilities and shareholders’ equity	$9,603,937	$10,209,782

(1)
The parent has fully and unconditionally guaranteed on a subordinated basis all obligations of PartnerRe Finance II Inc., an indirect 100% owned finance subsidiary of the parent, related to the remaining $63 million aggregate principal amount of 6.440% Fixed-to-Floating Rate Junior Subordinated CENts. The parent’s obligations under this guarantee are unsecured and rank junior in priority of payments to the parent’s senior notes.

The parent has fully and unconditionally guaranteed all obligations of PartnerRe Finance B, indirect 100% owned finance subsidiary of the parent, and PartnerRe Finance Ireland DAC, direct 100% owned subsidiary of the parent, related to the issuance of the 5.500% senior notes and 1.250% senior notes, respectively. The parent’s obligations under these guarantees are senior and unsecured and rank equally with all other senior unsecured indebtedness of the parent.

SCHEDULE II
PartnerRe Ltd.
Condensed Statements of Operations and Comprehensive (Loss) Income—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Revenues
Net investment income	$1,844	$1,890	$2,690
Interest income on intercompany loans	13,015	12,201	12,109
Net realized and unrealized investment (losses) gains	(1,632)	91	2,993
Other (loss) income	(6,778)	8,418	2,483
Total revenues	6,449	22,600	20,275
Expenses
Other expenses	25,792	40,131	116,758
Interest expense on intercompany loans	15,041	12,085	7,016
Net foreign exchange (gains) losses	(50,276)	35,753	(10,788)
Total expenses	(9,443)	87,969	112,986
Income (loss) before equity in net (loss) income of subsidiaries	15,892	(65,369)	(92,711)
Equity in net (loss) income of subsidiaries	(101,886)	329,390	540,019
Net (loss) income	(85,994)	264,021	447,308
Preferred dividends	46,416	46,416	55,043
Loss on redemption of preferred shares	—	—	4,908
Net (loss) income attributable to common shareholder	$(132,410)	$217,605	$387,357
Comprehensive (loss) income
Net (loss) income	$(85,994)	$264,021	$447,308
Other comprehensive (loss) income	(48,353)	(15,712)	8,714
Comprehensive (loss) income	$(134,347)	$248,309	$456,022

SCHEDULE II
PartnerRe Ltd.
Condensed Statements of Cash Flows—Parent Company Only
(Expressed in thousands of U.S. dollars)

	For the year ended
	December 31, 2018	December 31, 2017	December 31, 2016
Cash flows from operating activities
Net (loss) income	$(85,994)	$264,021	$447,308
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net loss (income) of subsidiaries	101,886	(329,390)	(540,019)
Other, net	(29,283)	25,239	11,205
Net cash used in operating activities	(13,391)	(40,130)	(81,506)
Cash flows from investing activities
Advances to/from subsidiaries, net	(261,666)	11,138	(167,254)
Net issue of intercompany loans receivable and payable	299,279	—	542,193
Sales and redemptions of fixed maturities	65,025	40,379	99,888
Purchases of fixed maturities	(124,932)	(16,414)	(7,839)
Other, net	(680)	414	(2,408)
Net cash (used in) provided by investing activities	(22,974)	35,517	464,580
Cash flows from financing activities
Cash dividends paid to common and preferred shareholders (1)	—	—	(240,725)
Redemption of preferred shares	—	—	(149,523)
Reissuance of treasury shares, net of taxes	—	—	10,965
Settlement of share-based awards upon change in control	—	—	(75,531)
Net cash used in financing activities	—	—	(454,814)
Effect of foreign exchange rate changes on cash	10,765	8,144	55
(Decrease) increase in cash and cash equivalents	(25,600)	3,531	(71,685)
Cash and cash equivalents—beginning of year	26,681	23,150	94,835
Cash and cash equivalents—end of year	$1,081	$26,681	$23,150

(1)
During the years ended December 31, 2018, 2017 and 2016, dividends paid to common and preferred shareholders of $94 million, $191 million and $251 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent and have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.